RETIREMENT PLANS	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Retirement Benefits [Abstract]
RETIREMENT PLANS

7.	RETIREMENT PLANS

We have two savings plans that qualify under Section 401(k) of the Internal Revenue Code. Eligible employees may contribute a portion of their salary into the savings plans, subject to certain limitations. In one of which the Company has the discretionary option of matching employee contributions and in the other the Company matches 20% on the first 100% contribution. In either Plan, employees can contribute 1% to 98% of gross salary up to a maximum permitted by law. The Company recorded expense of $52,028 and $0 for the three months ended November 30, 2021 and 2020, respectively. The Company recorded expense of $56,321 and $12,727 for the six months ended November 30, 2021 and 2020, respectively.

9.	RETIREMENT PLAN

 The Company had three separate 401(k) plans up to July 31, 2020. In each Plan employees could contribute up to a maximum permitted by law. For one of the plans, the Company had the discretionary option of matching employee contributions. The second plan was a Safe Harbor Plan where up to first 3% contribution was matched at 100% and additional 2% contribution at 50% match. The third plan allowed for maximum of 100% match.

Effective August 1, 2020 the Company consolidated its 401(k) plans into two plans, in one of which the Company has the discretionary option of matching employee contributions and in the other the Company matches 20% on the first 100% contribution. In either Plan, employees can contribute 1% to 98% of gross salary up to a maximum permitted by law.

The Company recorded expense of $45,867 for the year ended May 31, 2021, respectively, and $0 for the period from October 28, 2019 (inception) through May 31, 2020.